JOINT VENTURES (Details Textual) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended
	Apr. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Loss from investments in Joint Ventures		$ 1,412
Interest and Finance Cost		5,540	12,685
Total current assets		10,458		12,225
Total current liabilities		166,188		177,426
Common Stock Voting Rights Percentage	100.00%
NewLead Holdings (US) Corp [Member]
Common Stock Voting Rights Percentage	52.00%
NewLead Mojave Holdings LLC. [Member]
Loss from investments in Joint Ventures		1,217
Interest and Finance Cost		195
Joint Venture Investment Percentage		50.00%
Common Stock Voting Rights Percentage	48.00%
Joint Venture Agreement [Member]
Loss from investments in Joint Ventures		2,433
Total current assets		2,317		2,380
Total current liabilities		$ 7,189		$ 4,819